Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Effects of Reinsurance
The following tables reflect amounts affecting the consolidated balance sheets and statements of operations and comprehensive loss for ceded reinsurance as of and for the years ended December 31, 2021, and 2020 (in millions).

	As of December 31,
	2021		2020
	Loss and LAE Reserve	Unearned premiums	Loss and LAE Reserve	Unearned premiums
Direct	$253.4	$246.6	$102.7	$143.7
Assumed	7.4	6.5	2.4	6.6

Gross	260.8	253.1	105.1	150.3
Ceded	(216.8)	(231.6)	(92.1)	(129.4)

Net	$44.0	$21.5	$13.0	$20.9

	For the Year Ended December 31,
	2021			2020
	Written premiums	Earned premiums	Loss and LAE incurred	Written premiums	Earned premiums	Loss and LAE incurred
Direct	$474.0	$364.7	$498.5	$90.0	$88.7	$93.6
Assumed	3.3	9.8	16.9	26.1	9.3	13.3

Gross	477.3	374.5	515.4	116.1	98.0	106.9
Ceded	(434.8)	(335.6)	(431.0)	(78.4)	(80.9)	(81.6)

Net	$42.5	$38.9	$84.4	$37.7	$17.1	$25.3

Reinsurance Recoverable
Amounts recoverable from reinsurers are recognized in a manner consistent with the claims liabilities associated with the reinsurance placement and presented on the balance sheet as reinsurance recoverable on paid and unpaid losses and LAE. Such balance is presented in the table below (in millions).

	December 31,
	2021	2020
Reinsurance recoverable on paid loss	$50.1	$42.0
Ceded unpaid loss and LAE	216.8	92.1

Total reinsurance recoverable	$266.9	$134.1

Ceded Credit Risk	The Company has the following unsecured reinsurance recoverable and prepaid reinsurance premium balances from reinsurers as of December 31, 2021 (in millions):

		December 31,
AM Best Rating	Reinsurer	2021	2020
A+	Everest Insurance Company	$65.7	$4.2
A	Validus Reinsurance (Switzerland) Ltd.	57.5	22.6
A+	Transatlantic Reinsurance Company	46.3	28.8
A+	Renaissance Reinsurance U.S. Inc.	28.9	5.5
A+	Munich Reinsurance America, Inc.	18.3	11.7
A	Validus Reinsurance, Ltd.	9.6	46.9
A++	General Reinsurance Corporation	7.9	14.4

		$234.2	$134.1
	Other reinsurers	86.9	28.4

		$321.1	$162.5